Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 350,576	$ 13,260	$ 26,467
Prepaid expenses	32,192	5,378	7,146
Total current assets	382,768	18,638	33,613
Intangible assets, net	194,770	200,081	216,372
Total assets	577,538	218,719	249,985
Current liabilities:
Accounts Payable	470,345	221,235
Accrued expenses	1,740,893	1,591,022	1,021,617
Unsecured loans	528,000	283,000	253,000
Convertible promissory notes, net and accrued interest	1,657,828	1,393,804	2,168,340
Premium conversion derivatives	314,660	308,395	462,174
Total current liabilities	4,711,726	3,797,456	3,905,131
Warrant liability	823,844	817,155	1,381,465
Total liabilities	5,535,570	4,614,611	5,286,596
Commitments and contingencies (Note 4)
Stockholders' deficit:
Preferred stock
Common stock	10,037	9,657	7,865
Additional paid-in capital	6,842,465	6,052,161	280,320
Accumulated deficit	(11,810,534)	(10,457,710)	(5,324,796)
Total stockholders' deficit	(4,958,032)	(4,395,892)	(5,036,611)
Total liabilities and stockholders' deficit	$ 577,538	$ 218,719	$ 249,985